Property, Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2020	331	1,048	109	1,488
Additions	41	231	13	285
Disposals	(2)	(21)	(1)	(24)
Exchange	16	40	5	61
At December 31, 2020	386	1,298	126	1,810
Depreciation
At January 1, 2020	(69)	(306)	(37)	(412)
Charge for the year	(39)	(110)	(17)	(166)
Disposals	—	21	1	22
Exchange	(4)	(15)	(3)	(22)
At December 31, 2020	(112)	(410)	(56)	(578)
Net book value
At December 31, 2020	274	888	70	1,232
Cost
At January 1, 2021	386	1,298	126	1,810
Additions	74	744	21	839
Acquisition (note 10)	1	7	—	8
Disposals	(7)	(11)	(5)	(23)
Exchange	(15)	(48)	(4)	(67)
At December 31, 2021	439	1,990	138	2,567
Depreciation
At January 1, 2021	(112)	(410)	(56)	(578)
Charge for the year	(47)	(129)	(16)	(192)
Disposals	5	11	4	20
Exchange	6	16	3	25
At December 31, 2021	(148)	(512)	(65)	(725)
Net book value
At December 31, 2021	291	1,478	73	1,842

Schedule of right-of use assets

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2021	71	67	41	179
2020	76	6	45	127

Schedule of capital commitments

	At December 31,
	2021	2020	2019
	$’m	$’m	$’m
Contracted for	452	115	52
Not contracted for	181	218	51
	633	333	103